UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number         811-09377

The Gabelli Blue Chip Value Fund

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:         1-800-422-3554

Date of fiscal year end:         December 31

Date of reporting period:         June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Blue Chip Value Fund

Semiannual Report – June 30, 2011

To Our Shareholders,

For the six months ended June 30, 2011, the net asset value (“NAV”) per Class AAA Share of The Gabelli Blue Chip Value Fund (the “Fund”) rose 4.56% compared with the Standard & Poor’s (“S&P”) 500 Index increase of 6.02%.

Enclosed are the portfolio of investments and financial statements as of June 30, 2011.

Comparative Results

Average Annual Returns through June 30, 2011 (a) (Unaudited)
	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (8/26/99)
Gabelli Blue Chip Value Fund Class AAA	4.56%	24.89%	3.03%	2.67%	2.14%	4.24%
S&P 500 Index	6.02	30.69	3.34	2.94	2.72	1.83	(e)
Lipper Large Cap Value Fund Average	5.47	28.35	2.40	1.71	2.82	2.34
Class A	4.63	24.98	3.07	2.67	2.18	4.28
With sales charge (b)	(1.39)	17.79	1.05	1.46	1.58	3.76
Class B	4.21	23.97	2.30	1.92	1.61	3.78
With contingent deferred sales charge (c)	(0.79)	18.97	1.34	1.55	1.61	3.78
Class C	4.22	24.01	2.31	1.91	1.59	3.77
With contingent deferred sales charge (d)	3.22	23.01	2.31	1.91	1.59	3.77
Class I	4.76	25.26	3.31	2.94	2.34	4.41

In the current prospectus dated April 29, 2011, the gross expense ratios for Class AAA, A, B, C, and I Shares are 2.15%, 2.15%, 2.90%, 2.90%, and 1.90%, respectively. The net expense ratios in the current prospectus for these share classes are 2.03%, 2.03%, 2.78%, 2.78%, and 1.78%, respectively. See page 8 for the expense ratios for the six months ended June 30, 2011. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)	Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days or less after the date of purchase. Current performance may be lower or higher than the performance data presented. Returns would have been lower had Gabelli Funds, LLC (the “Adviser”) not reimbursed certain expenses of the Fund. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index is an unmanaged indicator of stock market performance, while the Lipper Large Cap Value Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003, and the Class I Shares on June 30, 2004. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance for the Class I Shares would have been higher due to the lower expenses related to this class of shares.
(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% and is gradually reduced to 0% after six years.
(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.
(e)	S&P 500 Index since inception performance is as of August 31, 1999.

Barbara G. Marcin, CFA

The Gabelli Blue Chip Value Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2011 through June 30, 2011

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Blue Chip Value Fund
Actual Fund Return
Class AAA	$1,000.00	$1,045.60	2.00%	$10.14
Class A	$1,000.00	$1,046.30	2.00%	$10.15
Class B	$1,000.00	$1,042.10	2.75%	$13.92
Class C	$1,000.00	$1,042.20	2.75%	$13.92
Class I	$1,000.00	$1,047.60	1.75%	$8.88
Hypothetical 5% Return
Class AAA	$1,000.00	$1,014.88	2.00%	$9.99
Class A	$1,000.00	$1,014.88	2.00%	$9.99
Class B	$1,000.00	$1,011.16	2.75%	$13.71
Class C	$1,000.00	$1,011.16	2.75%	$13.71
Class I	$1,000.00	$1,016.12	1.75%	$8.75

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2011:

The Gabelli Blue Chip Value Fund

Energy	11.9%
Health Care	10.8%
Computer Hardware	7.0%
Computer Software and Services	6.7%
Telecommunications	5.6%
Specialty Chemicals	5.4%
Food and Beverage	5.4%
Diversified Industrial	5.1%
Banking	4.8%
Metals and Mining	4.7%
Energy Services	4.4%
Entertainment	4.3%
Financial Services	3.0%

Electronics	3.0%
Paper and Forest Products	3.0%
Automotive	2.4%
Agriculture	2.3%
Satellite	2.0%
Consumer Products	1.7%
Aerospace	1.6%
Retail	1.5%
Water	0.2%
U.S. Government Obligations	3.6%
Other Assets and Liabilities (Net)	(0.4)%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2011. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli Blue Chip Value Fund

Schedule of Investments — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS — 96.7%
	Aerospace — 1.6%
6,000	The Boeing Co.	$314,149	$443,580

	Agriculture — 2.3%
10,000	Archer-Daniels-Midland Co.	290,959	301,500
5,000	Monsanto Co.	287,670	362,700

		578,629	664,200

	Automotive — 2.4%
22,800	General Motors Co.†	748,623	692,208

	Banking — 4.8%
20,876	Bank of America Corp.	88,102	228,801
17,500	Citigroup Inc.	614,975	728,700
10,000	JPMorgan Chase & Co.	312,214	409,400

		1,015,291	1,366,901

	Computer Hardware — 7.0%
1,200	Apple Inc.†	153,205	402,804
17,000	Cisco Systems Inc.	317,561	265,370
17,000	Hewlett-Packard Co.	684,110	618,800
4,000	International Business Machines Corp.	450,859	686,200

		1,605,735	1,973,174

	Computer Software and Services — 6.7%
21,000	EMC Corp.†	352,007	578,550
1,400	Google Inc., Cl. A†	738,660	708,932
40,000	Yahoo! Inc.†	676,600	601,600

		1,767,267	1,889,082

	Consumer Products — 1.7%
7,000	Tupperware Brands Corp.	329,071	472,150

	Diversified Industrial — 5.1%
10,000	General Electric Co.	212,440	188,600
12,000	Honeywell International Inc.	363,727	715,080
11,000	Tyco International Ltd.	428,915	543,730

		1,005,082	1,447,410

	Electronics — 3.0%
20,000	Intel Corp.	444,628	443,200
12,000	Texas Instruments Inc.	226,620	393,960

		671,248	837,160

	Energy — 11.9%
3,000	Chevron Corp.	204,751	308,520
10,050	ConocoPhillips	439,086	755,659
8,000	Devon Energy Corp.	533,787	630,480
3,000	EOG Resources Inc.	264,505	313,650
9,000	Exxon Mobil Corp.	576,308	732,420

Shares		Cost	Market Value

11,000	NextEra Energy Inc.	$616,327	$632,060

		2,634,764	3,372,789

	Energy Services — 4.4%
14,000	Halliburton Co.	374,245	714,000
8,000	Transocean Ltd.	520,861	516,480

		895,106	1,230,480

	Entertainment — 4.3%
15,000	The Walt Disney Co.	458,197	585,600
17,000	Time Warner Inc.	538,650	618,290

		996,847	1,203,890

	Financial Services — 3.0%
5,000	American Express Co.	143,968	258,500
2,000	CME Group Inc.	466,486	583,180

		610,454	841,680

	Food and Beverage — 5.4%
5,000	Diamond Foods Inc.	215,956	381,700
20,200	Kraft Foods Inc., Cl. A	576,339	711,646
6,000	PepsiCo Inc.	379,722	422,580

		1,172,017	1,515,926

	Health Care — 10.7%
20,987	Bristol-Myers Squibb Co.	491,160	607,783
8,000	Covidien plc	257,472	425,840
10,000	Johnson & Johnson	625,229	665,200
5,846	Mead Johnson Nutrition Co.	238,603	394,897
11,650	Merck & Co. Inc.	256,741	411,129
24,790	Pfizer Inc.	431,548	510,674

		2,300,753	3,015,523

	Metals and Mining — 4.7%
23,000	Alcoa Inc.	398,590	364,780
11,000	Freeport-McMoRan Copper & Gold Inc.	377,745	581,900
7,000	Newmont Mining Corp.	367,940	377,790

		1,144,275	1,324,470

	Paper and Forest Products — 3.0%
28,000	International Paper Co.	780,152	834,960

	Retail — 1.5%
8,000	Wal-Mart Stores Inc.	425,885	425,120

	Satellite — 2.0%
11,000	DIRECTV, Cl. A†	297,510	559,020

	Specialty Chemicals — 5.4%
7,000	Air Products & Chemicals Inc.	499,074	669,060
16,000	E. I. du Pont de Nemours and Co.	621,055	864,800

		1,120,129	1,533,860

See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund

Schedule of Investments (Continued) — June 30, 2011 (Unaudited)

Shares		Cost	Market Value

	COMMON STOCKS (Continued)
	Telecommunications — 5.6%
12,000	NII Holdings Inc.†	$488,004	$508,560
14,200	Verizon Communications Inc.	413,245	528,666
20,000	Vodafone Group plc, ADR	477,268	534,400

		1,378,517	1,571,626

	Water — 0.2%
2,000	American Water Works Co. Inc.	41,013	58,900

	TOTAL COMMON STOCKS	21,832,517	27,274,109

	RIGHTS — 0.1%
	Health Care — 0.1%
8,000	Sanofi, CVR, expire 12/31/20†	16,080	19,280

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 3.6%
$1,028,000	U.S. Treasury Bills, 0.055% to 0.120%††, 08/18/11 to 12/15/11	1,027,755	1,027,744

	TOTAL INVESTMENTS — 100.4%	$22,876,352	28,321,133

	Other Assets and Liabilities (Net) — (0.4)%		(101,275)

	NET ASSETS — 100.0%		$28,219,858

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets:
Investments, at value (cost $22,876,352)	$28,321,133
Receivable for Fund shares sold	8,511
Dividends receivable	48,929
Prepaid expenses	34,543
Other assets	1,957

Total Assets	28,415,073

Liabilities:
Payable to custodian	80,455
Payable for Fund shares redeemed	1,070
Payable for investment advisory fees	26,416
Payable for distribution fees	5,632
Payable for shareholder communications expenses	36,247
Payable for legal and audit fees	25,434
Payable for shareholder services fees	18,177
Other accrued expenses	1,784

Total Liabilities	195,215

Net Assets (applicable to 1,953,780 shares outstanding)	$28,219,858

Net Assets Consist of:
Paid-in capital	$25,065,340
Accumulated net investment income	1,266
Accumulated net realized loss on investments	(2,291,529)
Net unrealized appreciation on investments	5,444,781

Net Assets	$28,219,858

Shares of Beneficial Interest each at $0.001 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($24,512,787 ÷ 1,696,157 shares outstanding)	$14.45

Class A:
Net Asset Value and redemption price per share ($1,179,251 ÷ 81,572 shares outstanding)	$14.46

Maximum offering price per share (NAV÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.34

Class B:
Net Asset Value and offering price per share ($81,778 ÷ 5,902 shares outstanding)	$13.86	(a)

Class C:
Net Asset Value and offering price per share ($517,744 ÷ 37,405 shares outstanding)	$13.84	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($1,928,298 ÷ 132,744 shares outstanding)	$14.53

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2011 (Unaudited)

Investment Income:
Dividends	$286,261
Interest	903

Total Investment Income	287,164

Expenses:
Investment advisory fees	142,961
Distribution fees – Class AAA	31,397
Distribution fees – Class A	1,425
Distribution fees – Class B	403
Distribution fees – Class C	2,267
Registration expenses	26,412
Shareholder services fees	24,824
Shareholder communications expenses	24,051
Trustees’ fees	15,067
Legal and audit fees	8,834
Custodian fees	4,596
Interest expense	225
Miscellaneous expenses	6,912

Total Expenses	289,374

Less:
Fees waived and expenses reimbursed by the Adviser (See Note 3)	(3,476)

Net Expenses	285,898

Net Investment Income	1,266

Net Realized and Change in Unrealized Gain on Investments:
Net realized gain on investments	622,746

Net change in unrealized appreciation on investments	687,621

Net Realized and Change in Unrealized Gain on Investments	1,310,367

Net Increase in Net Assets Resulting from Operations	$1,311,633

See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2011 (Unaudited)	Year Ended December 31, 2010
Operations:
Net investment income/(loss)	$1,266	$(39,708)
Net realized gain on investments	622,746	990,269
Net change in unrealized appreciation on investments	687,621	2,302,940

Net Increase in Net Assets Resulting from Operations	1,311,633	3,253,501

Shares of Beneficial Interest Transactions:
Class AAA	(1,792,526)	(3,777,472)
Class A	(26,558)	(399,533)
Class C	73,067	80,765
Class I	272,024	562,340

Net Decrease in Net Assets from Shares of Beneficial Interest Transactions	(1,473,993)	(3,533,900)

Net Decrease in Net Assets	(162,360)	(280,399)
Net Assets:
Beginning of period	28,382,218	28,662,617

End of period (including undistributed net investment income of $1,266 and $0, respectively)	$28,219,858	$28,382,218

See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations				Distributions												Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments		Return of Capital		Total Distributions		Redemption Fees (a)		Net Asset Value, End of Period	Total Return†	Net Assets, End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses Before Reimburse- ment		Operating Expenses Net of Reimburse- ment (b)		Portfolio Turnover Rate
Class AAA
2011 (c)	$13.82	$0.00		$0.63	$0.63	—	—		—		—		—		$14.45	4.6%	$24,513	0.00	%(d)	2.03	%(d)	2.00	%(d)	15%
2010	12.25	(0.02)		1.59	1.57	—	—		—		—		—		13.82	12.8	25,152	(0.14)		2.12		2.00		42
2009	9.40	(0.00	)(e)	2.88	2.88	$(0.03)	—		$(0.00	)(e)	$(0.03)		$0.00	(e)	12.25	30.6	26,045	0.04		2.13		2.01		76
2008	14.21	0.03		(4.82)	(4.79)	(0.02)	$(0.00	)(e)	—		(0.02)		0.00	(e)	9.40	(33.7)	18,136	0.23		2.02		2.00		90
2007	14.77	0.05		(0.03)	0.02	(0.04)	(0.54)		—		(0.58)		0.00	(e)	14.21	0.1	32,011	0.33		1.78		1.78		41
2006	12.60	0.03		2.18	2.21	(0.04)	—		—		(0.04)		0.00	(e)	14.77	17.5	36,754	0.23		1.82		1.82		44
Class A
2011 (c)	$13.82	$0.00		$0.64	$0.64	—	—		—		—		—		$14.46	4.6%	$1,179	0.02	%(d)	2.03	%(d)	2.00	%(d)	15%
2010	12.25	(0.02)		1.59	1.57	$0.00	—		—		—		—		13.82	12.8	1,153	(0.14)		2.12		2.00		42
2009	9.41	(0.01)		2.89	2.88	(0.04)	—		$(0.00	)(e)	$(0.04)		$0.00	(e)	12.25	30.6	1,404	(0.07)		2.13		2.01		76
2008	14.23	0.03		(4.82)	(4.79)	(0.03)	$(0.00	)(e)	—		(0.03)		0.00	(e)	9.41	(33.7)	111	0.24		2.02		2.00		90
2007	14.80	0.05		(0.04)	0.01	(0.04)	(0.54)		—		(0.58)		0.00	(e)	14.23	0.1	103	0.32		1.78		1.78		41
2006	12.63	0.04		2.17	2.21	(0.04)	—		—		(0.04)		0.00	(e)	14.80	17.5	88	0.27		1.82		1.82		44
Class B
2011 (c)	$13.30	$(0.05)		$0.61	$0.56	—	—		—		—		—		$13.86	4.2%	$82	(0.73	)%(d)	2.78	%(d)	2.75	%(d)	15%
2010	11.88	(0.11)		1.53	1.42	—	—		—		—		—		13.30	12.0	78	(0.89)		2.87		2.75		42
2009	9.16	(0.07)		2.79	2.72	—	—		—		—		$0.00	(e)	11.88	29.7	70	(0.70)		2.88		2.76		76
2008	13.92	(0.06)		(4.70)	(4.76)	—	$(0.00	)(e)	—		$(0.00	)(e)	0.00	(e)	9.16	(34.2)	54	(0.51)		2.77		2.75		90
2007	14.55	(0.06)		(0.03)	(0.09)	—	(0.54)		—		(0.54)		0.00	(e)	13.92	(0.7)	9	(0.42)		2.53		2.53		41
2006	12.47	(0.07)		2.15	2.08	—	—		—		—		0.00	(e)	14.55	16.7	10	0.53		2.57		2.57		44
Class C
2011 (c)	$13.28	$(0.05)		$0.61	$0.56	—	—		—		—		—		$13.84	4.2%	$518	(0.72	)%(d)	2.78	%(d)	2.75	%(d)	15%
2010	11.86	(0.11)		1.53	1.42	—	—		—		—		—		13.28	12.0	424	(0.90)		2.87		2.75		42
2009	9.15	(0.09)		2.80	2.71	—	—		—		—		$0.00	(e)	11.86	29.6	300	(0.82)		2.88		2.76		76
2008	13.91	(0.06)		(4.70)	(4.76)	—	$(0.00	)(e)	—		$(0.00	)(e)	0.00	(e)	9.15	(34.2)	64	(0.50)		2.77		2.75		90
2007	14.54	(0.05)		(0.04)	(0.09)	—	(0.54)		—		(0.54)		0.00	(e)	13.91	(0.7)	63	(0.37)		2.53		2.53		41
2006	12.47	(0.06)		2.13	2.07	—	—		—		—		0.00	(e)	14.54	16.6	5	(0.48)		2.57		2.57		44
Class I
2011 (c)	$13.87	$0.02		$0.64	$0.66	—	—		—		—		—		$14.53	4.8%	$1,928	0.28	%(d)	1.78	%(d)	1.75	%(d)	15%
2010	12.26	0.01		1.60	1.61	—	—		—		—		$0.00	(e)	13.87	13.1	1,575	0.11		1.87		1.75		42
2009	9.41	0.03		2.87	2.90	$(0.05)	—		$(0.00	)(e)	$(0.05)		0.00	(e)	12.26	30.9	844	0.28		1.88		1.76		76
2008	14.23	0.06		(4.83)	(4.77)	(0.05)	$(0.00	)(e)	—		(0.05)		0.00	(e)	9.41	(33.5)	665	0.52		1.77		1.75		90
2007	14.80	0.09		(0.04)	0.05	(0.08)	(0.54)		—		(0.62)		0.00	(e)	14.23	0.3	1	0.59		1.53		1.53		41
2006	12.63	0.06		2.18	2.24	(0.07)	—		—		(0.07)		0.00	(e)	14.80	17.7	1	0.46		1.57		1.57		44

†	Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	The Fund incurred interest expense during the years ended December 31, 2007 and 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.77%, and 1.81% (Class AAA and Class A), 2.52%, and 2.56% (Class B and Class C), and 1.52% and 1.56% (Class I), respectively. For the six months ended June 30, 2011 and the year ended December 31, 2010, 2009, and 2008, the effect of interest expense was minimal. The Fund also incurred tax expense during the year ended December 31, 2009. If tax expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% (Class AAA and Class A), 2.75% (Class B and Class C), and 1.75% (Class I), respectively.
(c)	For the six months ended June 30, 2011, unaudited.
(d)	Annualized.
(e)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

The Gabelli Blue Chip Value Fund

Notes to Financial Statements (Unaudited)

1.  Organization. The Gabelli Blue Chip Value Fund (the “Fund”) was organized on May 13, 1999 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on August 26, 1999. The Fund’s primary objective is long-term growth of capital.

2.  Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation.  Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Blue Chip Value Fund

Notes to Financial Statements (Continued) (Unaudited)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2011 is as follows:

Valuation Inputs	Investments in Securities (Market Value) Assets
Level 1 – Quoted Prices*	$27,293,389
Level 2 – Other Significant Observable Inputs*	1,027,744

Total	$28,321,133

*	Portfolio holdings designated in Level 1 and Level 2 are disclosed individually in the Schedule of Investments (“SOI”). Level 2 consists of U.S. Government Obligations. Please refer to the SOI for the industry classifications of these portfolio holdings.

The Fund did not have significant transfers between Level 1 and Level 2 during the six months ended June 30, 2011.

There were no Level 3 investments held at June 30, 2011 or December 31, 2010.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation

The Gabelli Blue Chip Value Fund

Notes to Financial Statements (Continued) (Unaudited)

processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers into and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

Repurchase Agreements.  The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2011, the Fund held no investments in repurchase agreements.

Investments in Other Investment Companies.  The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At the six months ended June 30, 2011, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 0.01%.

Foreign Securities.  The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes.  The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income.  Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

The Gabelli Blue Chip Value Fund

Notes to Financial Statements (Continued) (Unaudited)

Determination of Net Asset Value and Calculation of Expenses.  Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense.  When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations. There were no custodian fee credits earned during the six months ended June 30, 2011.

Distributions to Shareholders.  Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to a write-off of the current year net operating loss. These reclassifications have no impact on the NAV of the Fund.

No distributions were made during the year ended December 31, 2010.

Provision for Income Taxes.  The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2010, the Fund had net capital loss carryforwards for federal income tax purposes of $2,647,807 which are available to reduce future required distributions of net capital gains to shareholders. $207,654 of the loss carryforward is available through 2016; and $2,440,153 is available through 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Gabelli Blue Chip Value Fund

Notes to Financial Statements (Continued) (Unaudited)

During the year ended December 31, 2010, the Fund utilized capital loss carryforwards of $1,045,637.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2011:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$23,121,198	$5,787,685	$(587,750)	$5,199,935

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2011, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2011, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2010 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.  Investment Advisory Agreement and Other Transactions.  The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (exclusive of brokerage fees, interest, taxes, and extraordinary expenses) at 2.00%, 2.00%, 2.75%, 2.75%, and 1.75%, respectively, of Class AAA, Class A, Class B, Class C, and Class I Shares’ average daily net assets. For the six months ended June 30, 2011, the Adviser reimbursed the Fund in the amount of $3,476. In addition, the Fund has agreed, during the two year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving the effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, 2.75%, and 1.75% of the value of the Fund’s average daily net assets for Class AAA, Class A, Class B, Class C, and Class I, respectively. At June 30, 2011, the cumulative amount which the Fund may repay the Adviser is $63,581:

For the year ended December 31, 2009, expiring December 31, 2011 . . . . . . .	$28,262
For the year ended December 31, 2010, expiring December 31, 2012 . . . . . .	31,843
For the six months ended June 30, 2011, expiring December 31, 2013 . . . . . .	3,476

$63,581

The Gabelli Blue Chip Value Fund

Notes to Financial Statements (Continued) (Unaudited)

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive a $1,000 annual fee. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4.  Distribution Plan.  The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser, serves as Distributor of the Fund. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to Gabelli & Co. at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5.  Portfolio Securities.  Purchases and sales of securities for the six months ended June 30, 2011, other than short-term securities and U.S. Government obligations, aggregated $4,289,571 and $4,100,494, respectively.

6.  Transactions with Affiliates.  During the six months ended June 30, 2011, the Fund paid brokerage commissions on security trades of $2,760 to Gabelli & Co. Additionally, Gabelli & Co. informed the Fund that it retained $716 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. A reimbursement was not sought by the Adviser during the six months ended June 30, 2011.

7.  Line of Credit.  The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the LIBOR rate plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. During the six months ended June 30, 2011, there were no borrowings under the line of credit.

8.  Shares of Beneficial Interest.  The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sale charge only to investors who acquire them directly from Gabelli & Co., through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through Gabelli & Co., or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00%

The Gabelli Blue Chip Value Fund

Notes to Financial Statements (Continued) (Unaudited)

CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by Gabelli & Co.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The Fund did not retain any redemption fees during the six months ended June 30, 2011 and the year ended December 31, 2010. The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of beneficial interest were as follows:

	Six Months Ended June 30, 2011 (Unaudited)		Year Ended December 31, 2010
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	98,915	$1,411,767	128,411	$1,616,550
Shares redeemed	(223,108)	(3,204,293)	(434,314)	(5,394,022)

Net decrease	(124,193)	$(1,792,526)	(305,903)	$(3,777,472)

Class A
Shares sold	15,206	$217,500	29,416	$365,430
Shares redeemed	(17,022)	(244,058)	(60,603)	(764,963)

Net decrease	(1,816)	$(26,558)	(31,187)	$(399,533)

Class B
Shares sold	—	$—	—	$—

Net increase	—	$—	—	$—

Class C
Shares sold	6,960	$93,812	11,223	$135,225
Shares redeemed	(1,479)	(20,745)	(4,570)	(54,460)

Net increase	5,481	$73,067	6,653	$80,765

Class I
Shares sold	37,721	$541,744	50,581	$639,380
Shares redeemed	(18,500)	(269,720)	(5,850)	(77,040)

Net increase	19,221	$272,024	44,731	$562,340

9.  Indemnifications.  The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or

The Gabelli Blue Chip Value Fund

Notes to Financial Statements (Continued) (Unaudited)

losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10.  Other Matters.  On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11.  Subsequent Events.  Effective August 1, 2011, G.distributors, LLC, an affiliate of the Adviser and the Fund, succeeded Gabelli & Co. as distributor of the Fund’s shares.

Management has evaluated the impact on the Fund of all additional subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Blue Chip Value Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (Unaudited)

At its meeting on February 15, 2011, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services.  The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance.  The Independent Board Members reviewed the short, medium, and long-term performance of the Fund since inception against a peer group of large-cap value funds and against the customized peer group selected by Lipper. The Independent Board Members noted that the Fund’s performance was in the bottom half of the large-cap value funds peer group for the one year period and in the top third for the three year and five year periods.

Profitability.  The Independent Board Members reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a substantial portion of the Fund’s portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions, and that the Adviser received a moderate amount of soft dollar benefits through the Fund’s portfolio brokerage.

Economies of Scale.  The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund needed significantly more assets before any potential economies of scale could be realized.

Sharing of Economies of Scale.  The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any historical losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons.  The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of large-cap value funds and noted that the advisory fee includes substantially all administrative services for the Fund as well as the investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within these groups. The Independent Board Members also noted that an advisory fee waiver structure was in effect for the Fund. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fees for other types of accounts managed by affiliates of the Adviser.

Conclusions.  The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record. The Independent Board Members also concluded that the Fund’s expense ratios and low profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund’s performance, and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a Fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•

Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services—like a transfer agent—we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

The Gabelli Blue Chip Value Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

Board of Trustees

Mario J. Gabelli, CFA

Chairman and Chief

Executive Officer

GAMCO Investors, Inc.

Anthony J. Colavita

President

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President and Chief Financial Officer
KeySpan Corp.

Mary E. Hauck

Former Senior Portfolio Manager

Gabelli-O’Connor Fixed Income

Mutual Fund Management Co.

Kuni Nakamura

President

Advanced Polymer, Inc.

Werner J. Roeder, MD
Medical Director

Lawrence Hospital

Officers and Portfolio Manager
Barbara G. Marcin, CFA Portfolio Manager Peter D. Goldstein Chief Compliance Officer	Bruce N. Alpert President Agnes Mullady Secretary and Treasurer

Distributor
Gabelli & Company, Inc.*

Custodian, Transfer Agent, and Dividend Agent
State Street Bank and Trust Company

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP

*	Effective August 1, 2011, the Distributor of the Fund changed to G.distributors, LLC.

This report is submitted for the general information of the shareholders of The Gabelli Blue Chip Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB402Q211SR

The

Gabelli

Blue Chip

Value

Fund

SEMIANNUAL REPORT

JUNE 30, 2011

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Blue Chip Value Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	9/7/11

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	9/7/11

* Print the name and title of each signing officer under his or her signature.